Restructuring	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
During 2021 and 2020, we initiated the following restructuring plans as described below.

2021 Italian Workforce Redundancies
In connection with the sale of our Italian B2C businesses, management agreed to provide to the buyer information technology and back-office services for a period of one to three years via a TSA. As certain of these services were concluding, during the fourth quarter of 2021 management performed a detailed review of redundant roles and created a plan to eliminate certain redundancies as TSA services lapse, by commencing voluntary early retirement programs. We expect to incur approximately $35 million in severance and related employee costs associated with these early retirement programs through December 31, 2023, as management and the identified employees reach a mutual understanding of the separation benefits. Cash payments associated with these programs are expected to be made through 2030. During the years ended December 31, 2022 and 2021 we incurred $7 million and $11 million, respectively, of severance and related employee costs under the plan. Since the plan’s inception, we incurred severance and related employee costs primarily within our Global Lottery segment and Corporate Support function totaling $18 million.

2020 Segment Reorganization
The 2020 segment reorganization plan was a global initiative that simplified our organizational structure and increased efficiency and effectiveness. During the years ended December 31, 2022 and 2021 we revised our cost estimates resulting in a reduction of expense of a nominal amount and $1 million, respectively. During the year ended December 31, 2020 we incurred $16 million of expense under the plan. Since the plan’s inception, we incurred severance and related employee costs primarily within our Global Lottery and Global Gaming segments and Corporate Support function totaling $15 million. This plan was substantially completed as of March 31, 2021.

2020 Global Supply Chain Optimization
The 2020 global supply chain optimization plan was an initiative that optimized our global supply chain and footprint resulting in a significant reduction to our primary manufacturing operations. During the years ended December 31, 2022 and 2021 we revised our cost estimates resulting in a reduction of expense of a nominal amount and $1 million, respectively. During the year ended December 31, 2020 we incurred $8 million of expense under the plan. Since the plan’s inception, we incurred severance and related employee costs, and other costs of $7 million, primarily within our Global Gaming segment. This plan was substantially completed as of March 31, 2021.

2020 Technology Organization Consolidation
The 2020 technology organization consolidation plan was an initiative that realigned and consolidated operations, reduced costs, and improved operational efficiencies within our Technology group. During the years ended December 31, 2022 and 2021 we revised our cost estimates resulting in a reduction of expense of a nominal amount and $4 million, respectively. During the year ended December 31, 2020 we incurred $17 million of expense under the plan. Since the plan’s inception, we incurred severance and related employee costs of $13 million, primarily within our Global Gaming segment. This plan was substantially completed as of December 31, 2021.
Rollforward of Restructuring Liability
The following table presents the activity in the restructuring liabilities for the above plans for the years ended December 31, 2022 and December 31, 2021:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2020	23	1	24
2021 Italian workforce redundancies plan expense, net	11	—	11
Cash paid for all plans	(17)	—	(17)
Reversals of expense and other	(5)	(1)	(6)
Balance at December 31, 2021	12	1	13
2021 Italian workforce redundancies plan expense, net	7	—	7
Cash paid for all plans	(4)	(1)	(4)
Reversals of expense and other	(2)	—	(2)
Balance at December 31, 2022	14	—	14

Restructuring Expense

The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2022
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	6	—	6
Global Gaming	(1)	—	(1)
PlayDigital	—	—	—
Corporate and Other	1	—	1
Total	6	—	6

	For the year ended December 31, 2021
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	8	—	8
Global Gaming	(3)	(1)	(4)
PlayDigital	(1)	—	(1)
Corporate and Other	2	—	2
Total	6	(1)	6

	For the year ended December 31, 2020
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	5	—	5
Global Gaming	28	4	32
PlayDigital	2	—	2
Corporate and Other	6	—	6
Total	41	4	45